CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares	Mar. 31, 2020 CNY (¥) ¥ / shares shares
Revenues	¥ 337,469	$ 53,236	¥ 482,392	¥ 835,314
Cost of revenues (exclusive of amortization of intangible assets shown separately below, including transactions with related parties of RMB92,591, RMB45,757 and RMB31,813 for the years ended March 31, 2020, 2021 and 2022, respectively)	(159,601)	(25,176)	(183,112)	(293,757)
Sales and marketing expenses	(148,410)	(23,411)	(229,775)	(613,183)
Research and development expenses	(82,641)	(13,036)	(103,474)	(171,137)
General and administrative expenses	(79,178)	(12,490)	(103,038)	(128,152)
Amortization of intangible assets	(328,154)	(51,765)	(341,802)	(331,294)
Impairment of goodwill and intangible assets	(235,394)	(37,132)	0	(1,382,149)
Other income, net	25,427	4,011	49,885	11,472
Loss from operations	(670,482)	(105,763)	(428,924)	(2,072,886)
Interest income	13,903	2,193	19,601	29,312
(Loss)/gain from investments, net	232	37	86,497	(66,550)
Loss before income tax and share of results of equity investee	(656,347)	(103,533)	(322,826)	(2,110,124)
Income tax benefits/(expenses)	14,512	2,289	(5,181)	590
Share of results of equity method investees	(539)	(85)	36	(114,104)
Net loss	(642,374)	(101,329)	(327,971)	(2,223,638)
Net loss attributable to non-controlling interests	(2,574)	(406)	0	0
Net loss attributable to MOGU Inc.	(639,800)	(100,923)	(327,971)	(2,223,638)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	(17,400)	(2,745)	(72,993)	105,433
Share of other comprehensive loss of equity method investees	0	0	0	(145)
Unrealized securities holding gains/(losses), net of tax	(10,729)	(1,692)	(31,658)	18,713
Total comprehensive loss	(670,503)	(105,766)	(432,622)	(2,099,637)
Total comprehensive loss attributable to non-controlling interests	(2,574)	(406)	0	0
Total comprehensive loss attributable to MOGU Inc.	¥ (667,929)	$ (105,360)	¥ (432,622)	¥ (2,099,637)
Net loss per ordinary share
Basic | (per share)	¥ (0.25)	$ (0.04)	¥ (0.12)	¥ (0.82)
Diluted | (per share)	¥ (0.25)	$ (0.04)	¥ (0.12)	¥ (0.82)
Weighted average number of shares used in computing net loss per share
Basic	2,519,948,060	2,519,948,060	2,630,425,361	2,718,827,977
Diluted	2,519,948,060	2,519,948,060	2,630,425,361	2,718,827,977
ADS
Net loss per ordinary share
Basic | (per share)	¥ (76.17)	$ (12.02)	¥ (37.41)	¥ (245.36)
Diluted | (per share)	¥ (76.17)	$ (12.02)	¥ (37.41)	¥ (245.36)
Cost of Revenues
Share-based compensation expenses included in:
Share-based compensation expenses	¥ (1,872)	$ (295)	¥ (2,464)	¥ 2,747
General and Administrative Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(6,789)	(1,071)	(14,475)	(17,740)
Sales and Marketing Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(3,905)	(616)	(5,416)	(7,927)
Research and Development Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	108	17	(3,940)	(9,265)
Commission Revenues
Revenues	226,742	35,768	318,602	438,274
Marketing Services Revenues
Revenues	17,888	2,822	71,345	243,081
Financing Solutions Revenues
Revenues	31,852	5,025	49,285	53,989
Technology Services Revenues
Revenues	46,077	7,269	28,505	27,676
Other Revenues
Revenues	¥ 14,910	$ 2,352	¥ 14,655	¥ 72,294